Shareholder Report, Holdings (Details)	Oct. 31, 2025
Nicholas Crypto Income ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Nicholas Crypto Income ETF | VanEck Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Nicholas Crypto Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Nicholas Crypto Income ETF | IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Nicholas Crypto Income ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Nicholas Crypto Income ETF | Galaxy Digital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Nicholas Crypto Income ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Nicholas Crypto Income ETF | Cipher Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nicholas Crypto Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Nicholas Crypto Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Nicholas Crypto Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Nicholas Crypto Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Nicholas Crypto Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Nicholas Crypto Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Nicholas Crypto Income ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Nicholas Crypto Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Nicholas Crypto Income ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
Nicholas Fixed Income Alternative ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Nicholas Fixed Income Alternative ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Nicholas Fixed Income Alternative ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Nicholas Fixed Income Alternative ETF | S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Nicholas Fixed Income Alternative ETF | State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $56.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Nicholas Fixed Income Alternative ETF | ProShares Short S&P500, Expiration: 11/21/2025; Exercise Price: $39.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Fixed Income Alternative ETF | iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $80.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Nicholas Fixed Income Alternative ETF | S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Nicholas Fixed Income Alternative ETF | iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Nicholas Fixed Income Alternative ETF | State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $66.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
Nicholas Fixed Income Alternative ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Nicholas Fixed Income Alternative ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Fixed Income Alternative ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Nicholas Fixed Income Alternative ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Nicholas Fixed Income Alternative ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Nicholas Fixed Income Alternative ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nicholas Global Equity and Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nicholas Global Equity and Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Global Equity and Income ETF | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Nicholas Global Equity and Income ETF | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Nicholas Global Equity and Income ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Nicholas Global Equity and Income ETF | Vanguard Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Nicholas Global Equity and Income ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Nicholas Global Equity and Income ETF | Freedom 100 Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nicholas Global Equity and Income ETF | Global X Defense Tech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Nicholas Global Equity and Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Nicholas Global Equity and Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Nicholas Global Equity and Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Nicholas Global Equity and Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%
Nicholas Global Equity and Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Nicholas Global Equity and Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Less than 0.05% of net assets
[2]	Less than -0.05% of net assets